Loans and amounts due from credit institutions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Amounts Due From Credit Institutions
Financial Assets Measured At Amortized Cost		R$ 20,713,315	R$ 26,485,913	R$ 54,072,564
Of which:
Loans and amounts due from credit institutions, gross		20,725,914	26,507,738	54,081,629
Impairment losses (note 9.c)		(12,599)	(21,825)	(9,065)
Loans and amounts due from credit institutions, net		20,713,315	26,485,913	54,072,564
Loans and amounts due from credit institutions, gross		20,725,914	26,507,738	54,081,629
Type:
Time deposits		7,655,416	9,255,101	9,059,204
Reverse repurchase agreements	[1]	2,430,956	4,129,438	699,035
Escrow deposits		10,267,493	10,200,137	10,773,280
Other accounts		372,049	2,923,062	33,550,110
Total		R$ 20,725,914	R$ 26,507,738	R$ 54,081,629

[1]	Guaranteed by debt instruments.